UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		May 31, 2015 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.37%

Aerospace/Aircrafts/Defense - 5.49%
6,200	Boeing Co.	$ 871,224
10,300	Raytheon Co.	1,063,578
9,000	United Technologies Corp.	1,054,530
		2,989,332
Automotive Parts-Retail/Wholesale - 1.71%
10,300	Genuine Parts Co.	931,841

Banks - 4.60%
28,500	Bank of America Corp.	470,250
26,900	BB&T Corp.	1,061,743
22,500	US Bancorp	969,975
		2,501,968
Beverages - 2.61%
20,300	Coca-Cola Co.	831,488
6,100	PepsiCo, Inc.	588,223
		1,419,711
Cable & Other Pay Television Services - 1.16%
10,800	Comcast Corp. Class-A	631,368

Chemicals-Diversified - 2.04%
22,200	RPM International, Inc.	1,110,666

Chemicals-Specialty - 1.74%
7,700	Praxair, Inc.	946,022

Commercial Services - 1.96%
9,300	Ecolab, Inc.	1,066,245

Communications Equipment - 0.50%
3,900	Qualcomm, Inc.	271,752

Containers-Paper/Plastic - 1.58%
18,700	Bemis Co., Inc.	859,078

Cosmetics & Personal Care - 1.47%
12,000	Colgate-Palmolive Co.	801,480

Diversified Operations - 4.59%
6,300	3M Co.	1,002,204
33,200	Corning, Inc.	694,544
29,300	General Electric Co.	799,011
		2,495,759
Electronic Equipment - 1.63%
14,700	Emerson Electric Co.	886,557

Electronic-Semiconductors - 2.03%
32,000	Intel Corp.	1,102,720

Finance-Investment Management - 1.52%
16,200	Franklin Resources, Inc.	824,742

Financial Services - 1.95%
21,500	Paychex, Inc.	1,062,315

Food-Misc. Preparation - 6.01%
15,600	Archer Daniels-Midland Co.	824,460
23,200	ConAgra Foods, Inc.	895,752
8,100	General Mills, Inc.	454,815
19,100	Hormel Foods Corp.	1,092,902
		3,267,929
General Household Products - 1.83%
9,700	Stanley Black & Decker, Inc.	993,668

Insurance-Life/Property/Casual - 2.68%
9,500	AFLAC, Inc.	591,090
8,600	Travelers Companies, Inc.	869,632
		1,460,722
Leisure Products - 1.95%
7,400	Polaris Industries, Inc.	1,058,570

Machinery-Const./Mining/Farming - 2.79%
7,800	Caterpillar, Inc.	665,496
9,100	Deere & Co.	852,488
		1,517,984
Machinery-Electrical Equipment - 5.23%
11,100	Dover Corp.	836,940
20,100	Johnson Controls, Inc.	1,045,602
15,100	Tennant Co.	962,776
		2,845,318
Manufacturing - 1.86%
10,800	Illinois Tool Works, Inc.	1,013,364

Medical/Dental-Supplies - 1.83%
7,100	Becton Dickinson & Co.	997,621

Medical Drugs - 3.18%
14,000	Abbott Laboratories	680,400
10,500	Johnson & Johnson	1,051,470
		1,731,870
Medical Instruments/Products - 1.35%
9,600	Medtronic, Inc.	732,672

Oil & Gas- International - 1.46%
9,300	Exxon Mobil Corp.	792,360

Paper & Paper Products - 1.56%
7,800	Kimberly Clark Corp.	849,108

Petroleum Refining - 0.47%
2,500	Chevron Corp.	257,500

Refuse Systems - 1.00%
11,000	Waste Management, Inc.	546,150

Retail-Food & Restaurant - 1.13%
6,800	Yum! Brands, Inc.	612,748

Retail-Variety Stores - 1.83%
7,000	Costco Wholesale Corp.	998,130

Retail/Wholesale-Building Products - 1.97%
9,600	Home Depot, Inc.	1,069,632

Services-Prepackaged Software - 2.01%
23,300	Microsoft Corp.	1,091,838

Soap & Cleaning Preparations - 1.25%
8,700	Procter & Gamble Co.	681,993

Telecommunications - 2.80%
22,300	AT&T, Inc.	770,242
22,600	CenturyLink, Inc.	751,224
		1,521,466
Textile-Apparel/Mill Products - 1.86%
14,400	VF Corp.	1,014,192

Transportation-Equipment/Leasing - 1.92%
11,400	Ryder Systems, Inc.	1,044,810

Transportation-Railroads - 1.74%
9,400	Union Pacific Corp.	948,554

Utility-Electric - 6.38%
11,000	Duke Energy Corp.	833,030
16,000	Edison International	972,960
29,200	MDU Resources Group, Inc.	611,448
10,300	NextEra Energy, inc.	1,054,102
		3,471,540
Utility-Gas Distribution - 2.95%
11,500	National Fuel Gas Co.	738,875
16,300	SCANA Corp.	866,508
		1,605,383
Utility-Water - 1.83%
37,725	Aqua America, Inc.	992,922

Wholesale-Medical, Dental & Hospital Equipment/Supplies - 0.92%
15,000	Owens & Minor, Inc.	499,800

TOTAL FOR COMMON STOCK (Cost $30,539,046) - 98.37%		$ 53,519,400

CASH & EQUIVALENTS - 1.37%
745,633	Fidelity Money Market Portfolio Select Class (Cost $745,633) 0.05%**	745,633

TOTAL INVESTMENTS (Cost $31,284,679) - 99.74%		54,265,033

OTHER ASSETS LESS LIABILITIES - 0.26%		139,679

NET ASSETS - 100.00%		$ 54,404,712

** Variable rate security; the coupon rate shown represents the yield at May 31, 2015.

The MP63 Fund, Inc.

		Notes to Financial Statements
		May 31, 2015 (Unaudited)
1. SECURITY TRANSACTIONS

At May 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$31,284,679 amounted to $22,980,354 which consisted of aggregate gross unrealized appreciation of $23,368,988 and aggregate gross unrealized depreciation of $388,634.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$53,519,400	$0	$0	$53,519,400
Cash Equivalents	$745,633	$0	$0	$745,633
Total	$54,265,033	$0	$0	$54,265,033

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 14, 2015

By /s/David Fish

*David Fish

Treasurer

Date July 14, 2015

* Print the name and title of each signing officer under his or her signature.